Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 318	$ 325
Additions based on tax positions related to the current year	30	30
Additions for tax positions of prior years	16	70
Reductions for tax positions of prior years	(21)	(65)
Reductions for tax positions as a result of lapse of statute	(8)	(10)
Settlements	(15)	(32)
Balance, end of year	$ 320	$ 318